IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Assumptions (Details)	12 Months Ended
	Dec. 31, 2025 $ / lb $ / ounce	Dec. 31, 2024 $ / ounce $ / lb
Copper | Short-term [Member]
Disclosure of impairment assumptions
Estimated mineral price for measurement of fair value less costs of disposal | $ / lb	4.80	4.25
Copper | Long-term [Member]
Disclosure of impairment assumptions
Estimated mineral price for measurement of fair value less costs of disposal | $ / lb	4.40	4.00
Copper | Average
Disclosure of impairment assumptions
WACC	9.00%	12.00%
Gold [Member] | Short-term [Member]
Disclosure of impairment assumptions
Estimated mineral price for measurement of fair value less costs of disposal | $ / ounce	3,800	2,400
Gold [Member] | Long-term [Member]
Disclosure of impairment assumptions
Estimated mineral price for measurement of fair value less costs of disposal | $ / ounce	3,000	1,850
Gold [Member] | Minimum
Disclosure of impairment assumptions
WACC	5.00%	5.00%
Gold [Member] | Maximum
Disclosure of impairment assumptions
WACC	8.00%	9.00%
Gold [Member] | Average
Disclosure of impairment assumptions
WACC	6.00%	6.00%
NAV multiple	1.2	1.2
LOM year	24 years	21 years